Exhibit 99.10

The following tables summarize the trust portfolio by various criteria as of May 31, 2019 for each of the retailers included in the trust portfolio, except for the “Composition by FICO® Credit Score Range” table, which summarizes the trust portfolio as of May 31, 2019 by FICO® credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

•	Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

•	Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.[1]

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Lowe’s	$1,983,125,856	18.0%	1,544,425	11.4%
JCPenney	1,767,699,190	16.0%	3,018,380	22.3%
Sam’s DC	1,403,211,604	12.7%	1,133,592	8.4%
Walmart(1)	1,142,505,482	10.4%	922,450	6.8%
GAP Family DC(2)	1,072,029,383	9.7%	1,041,738	7.7%
Amazon	994,776,240	9.0%	1,128,898	8.3%
Sam’s Club(1)	993,702,555	9.0%	1,256,172	9.3%
Belk	584,056,019	5.3%	1,040,439	7.7%
GAP(3)	514,401,203	4.7%	1,415,059	10.4%
Chevron	266,052,746	2.4%	834,671	6.2%
JCPenney DC	84,857,880	0.8%	63,431	0.5%
Other	224,120,525	2.0%	144,259	1.1%
Total	$11,030,538,684	100.0%	13,543,514	100.0%

(1)	Sam’s Club and Wal-Mart are affiliated retailers. Sam’s Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam’s Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

(2)	Figures presented for Gap Family Dual Card include Old Navy Dual Card, Gap Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two. On February 28, 2019, Gap Inc. announced plans to separate Old Navy into an independent, unaffiliated company.

(3)	Figures presented for Gap include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two. On February 28, 2019, Gap Inc. announced plans to separate Old Navy into an independent, unaffiliated company.

1 The total number of accounts disclosed in this Exhibit No. 99.1 as of any date and used for purposes of calculating certain other statistical information presented herein includes certain accounts that have a zero balance and have been closed due to the related credit card or cards being lost or stolen or the account being subject to fraudulent activity.

Composition by Account Balance Range

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(13,287,903)	-0.1%	206,321	1.5%
No Balance	-	0.0%	4,583,116	33.8%
$0.01-$500.00	764,068,826	6.9%	4,579,011	33.8%
$500.01-$1,000.00	834,395,689	7.6%	1,153,744	8.5%
$1,000.01-$2,000.00	1,694,872,044	15.4%	1,170,562	8.6%
$2,000.01-$3,000.00	1,619,483,334	14.7%	658,259	4.9%
$3,000.01-$4,000.00	1,418,700,301	12.9%	408,941	3.0%
$4,000.01-$5,000.00	1,310,394,983	11.9%	291,651	2.2%
$5,000.01-$6,000.00	1,066,904,070	9.7%	194,719	1.4%
$6,000.01-$7,000.00	734,332,299	6.7%	113,587	0.8%
$7,000.01-$8,000.00	560,559,374	5.1%	75,043	0.6%
$8,000.01-$9,000.00	412,390,788	3.7%	48,686	0.4%
$9,000.01-$10,000.00	340,863,960	3.1%	35,955	0.3%
$10,000.01-$15,000.00	247,628,695	2.2%	21,819	0.2%
$15,000.01-$20,000.00	26,825,123	0.2%	1,610	0.0%
$20,000.01 or more	12,407,101	0.1%	490	0.0%
Total	$11,030,538,684	100.0%	13,543,514	100.0%

Composition by Credit Limit Range

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$102,359,240	0.9%	873,145	6.4%
$500.01-$1,000.00	246,631,213	2.2%	844,767	6.2%
$1,000.01-$2,000.00	784,477,238	7.1%	2,559,747	18.9%
$2,000.01-$3,000.00	1,015,378,598	9.2%	2,165,898	16.0%
$3,000.01-$4,000.00	981,469,751	8.9%	1,346,050	9.9%
$4,000.01-$5,000.00	1,239,126,614	11.2%	1,221,573	9.0%
$5,000.01-$6,000.00	1,411,918,076	12.8%	1,162,056	8.6%
$6,000.01-$7,000.00	931,073,915	8.4%	649,316	4.8%
$7,000.01-$8,000.00	1,019,857,889	9.2%	698,913	5.2%
$8,000.01-$9,000.00	688,314,679	6.2%	407,068	3.0%
$9,000.01-$10,000.00	1,648,387,613	14.9%	1,060,695	7.8%
$10,000.01 or more	961,543,859	8.7%	554,286	4.1%
Total	$11,030,538,684	100.0%	13,543,514	100.0%

Composition by Account Age Range

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	80,090,914	0.7%	199,069	1.5%
Over 12 Months to 24 Months	147,617,022	1.3%	333,958	2.5%
Over 24 Months to 36 Months	186,492,965	1.7%	315,504	2.3%
Over 36 Months to 48 Months	230,005,767	2.1%	298,724	2.2%
Over 48 Months to 60 Months	177,793,839	1.6%	214,057	1.6%
Over 60 Months to 72 Months	159,740,801	1.4%	173,557	1.3%
Over 72 Months to 84 Months	434,981,561	3.9%	455,348	3.4%
Over 84 Months to 96 Months	811,148,154	7.4%	829,270	6.1%
Over 96 Months to 108 Months	749,352,925	6.8%	805,364	5.9%
Over 108 Months to 120 Months	831,684,250	7.5%	852,920	6.3%
Over 120 Months	7,221,630,485	65.5%	9,065,743	66.9%
Total	$11,030,538,684	100.0%	13,543,514	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of May 31, 2019 for each of the retailers included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	1,063,124,654	9.6%	1,208,705	8.9%
California	896,126,903	8.1%	1,358,591	10.0%
Florida	705,336,990	6.4%	885,950	6.5%
North Carolina	595,153,837	5.4%	704,584	5.2%
New York	534,815,051	4.8%	709,490	5.2%
Other	7,235,981,250	65.6%	8,676,194	64.1%
Total	11,030,538,684	100.0%	13,543,514	100.0%

Composition by Delinquency Status

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$10,516,916,067	95.3%	13,261,408	97.9%
1 – 29 Days	266,009,144	2.4%	192,497	1.4%
30 – 59 Days	70,553,169	0.6%	30,495	0.2%
60 – 89 Days	52,923,236	0.5%	19,324	0.1%
90 – 119 Days	47,441,033	0.4%	15,735	0.1%
120 – 149 Days	40,861,799	0.4%	13,096	0.1%
150 or More Days	35,834,237	0.3%	10,959	0.1%
Total	$11,030,538,684	100.0%	13,543,514	100.0%

The following table reflects receivables as of May 31, 2019, and the composition of accounts by FICO® credit score as most recently refreshed:

Composition by FICO® Credit Score Range

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$593,141,159	5.4%
600 to 659	1,828,743,688	16.6%
660 to 719	4,104,860,448	37.2%
720 and above	4,458,098,536	40.4%
No Score	45,694,853	0.4%
Total	$11,030,538,684	100.0%

(1)	FICO® is a federally registered trademark of Fair, Isaac & Company.